UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  09/30/02



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          45 Rockefeller Plaza

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10111

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  11/20/02

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   33

                                        -------


Form 13F Information Table Value Total:  $63,763
                                                              --------
 (thousands)









                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101      611    31980 SH       SOLE                    31980
AMERICAN INTL GROUP COM        COM              026874107     1204    22013 SH       SOLE                    22013
AMGEN INC COM                  COM              031162100     1751    41995 SH       SOLE                    41995
AOL TIME WARNER                COM              02364J104     3415   291855 SH       SOLE                   291855
BANK NEW YORK INC COM          COM              064057102      247     8600 SH       SOLE                     8600
BRISTOL MYERS SQUIBB COM       COM              110122108      238    10000 SH       SOLE                    10000
BROCADE COMMUNICATIONS SYSTEMS COM              111621108      114    15125 SH       SOLE                    15125
CISCO SYS INC COM              COM              17275R102     3975   379292 SH       SOLE                   379292
CITIGROUP INC COM              COM              172967101     2517    84889 SH       SOLE                    84889
COCA COLA CO COM               COM              191216100      435     9075 SH       SOLE                     9075
DIEBOLD, INC.                  COM              253651103      616    18698 SH       SOLE                    18698
DUPONT PHOTOMASKS INC          COM              26613x101      318    13955 SH       SOLE                    13955
EXXON MOBIL CORP.              COM              30231G102      486    15230 SH       SOLE                    15230
FEDERAL NATL MTG ASSN COM      COM              313586109     2282    38335 SH       SOLE                    38335
GENERAL ELEC CO COM            COM              369604103     1597    64800 SH       SOLE                    64800
HOME DEPOT INC COM             COM              437076102     2884   110503 SH       SOLE                   110503
INTEL CORP COM                 COM              458140100     2372   170798 SH       SOLE                   170798
JOHNSON & JOHNSON COM          COM              478160104     2855    52790 SH       SOLE                    52790
KEYCORP NEW COM                COM              493267108      300    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     2326    55230 SH       SOLE                    55230
MERCK & CO INC COM             COM              589331107      923    20200 SH       SOLE                    20200
MICROSOFT CORP COM             COM              594918104     6358   145349 SH       SOLE                   145349
MINNESOTA MNG & MFG CO COM     COM              604059105    13462   122416 SH       SOLE                   122416
PFIZER INC COM                 COM              717081103     2022    69690 SH       SOLE                    69690
PNC BANK CORP.                 COM              693475105      422    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      734     8215 SH       SOLE                     8215
QUALCOMM INC COM               COM              747525103      962    34835 SH       SOLE                    34835
SCHWAB CHARLES CP NEW COM      COM              808513105     1616   185761 SH       SOLE                   185761
ST JUDE MED INC COM            COM              790849103     1128    31590 SH       SOLE                    31590
SYMANTEC CORP COM              COM              871503108      338    10050 SH       SOLE                    10050
TARGET CORP.                   COM              87612E106      903    30600 SH       SOLE                    30600
UNITRIN INC.                   COM              913275103     1535    50000 SH       SOLE                    50000
WAL MART STORES INC COM        COM              931142103     2815    57178 SH       SOLE                    57178